OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Other Accounts Payable And Accrued Expenses [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10 - OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

	December 31, 2024	December 31, 2023
Liabilities in respect of employees, wages and institutions in respect of wages	3,846	2,584
Accrued expenses	1,241	6,862
Accrued interest of long-term bank loans (Note 12)	2,823	-
Liabilities to government institutions due to grants received	308	136
Tax accrual	122	122
	8,340	9,704